SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of consolidated statements of operations forrevenue
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Silver	$6,462	$4,280	$18,246	$11,610
Copper	6,497	5,907	18,329	14,658
Gold	3,359	3,669	9,894	9,516
Penalties, treatment costs and refining charges	(1,702)	(1,540)	(4,673)	(4,425)
Total revenue from mining operations	$14,616	$12,316	$41,796	$31,359

Schedule Of customers accounted for total revenues
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Customer #1	$14,117	$9,101	$35,404	$26,209
Customer #2	487	3,220	5,930	5,246
Other customers	12	(5)	462	(96)
Total revenue from mining operations	$14,616	$12,316	$41,796	$31,359

Schedule Of Geographical information relating non-current assets
	September 30, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$52,713	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$52,714	$50,111

	September 30, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$53,162	$52,891
Plant, equipment, and mining properties - Canada	454	178
Total plant, equipment, and mining properties	$53,616	$53,069